Balance Sheet and Other Details	12 Months Ended
Jun. 30, 2012
Balance Sheet and Other Details
Balance Sheet and Other Details

Note 6. Balance Sheet and Other Details

Accounts Receivable Reserves and Allowances

The components of account receivable reserves and allowances were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Allowance for doubtful accounts	$2.2	$2.3
Allowance for sales returns and other	0.4	0.5
Total accounts receivable reserves and allowances	$2.6	$2.8

The activities and balances for allowance for doubtful accounts are as follows (in millions):

	Balance at	Charged to
	Beginning of	Costs and		Balance at End
	Period	Expenses	Deduction (1)	of Period
Allowance for doubtful accounts:
Year ended June 30, 2012	$2.3	$1.8	(1.9)	$2.2
Year ended July 2, 2011	2.6	0.5	(0.8)	2.3
Year ended July 3, 2010	2.3	1.2	(0.9)	2.6

(1) Write-offs of uncollectible accounts, net of recoveries.

Inventories, Net

Inventories are stated at the lower of cost or market, and include material, labor, and manufacturing overhead costs.  The components of inventories, net were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Finished goods	$89.5	$86.5
Work in process	37.3	30.4
Raw materials and purchased parts	47.7	54.3
Total inventories, net	$174.5	$171.2

Property, Plant and Equipment, Net

The components of property, plant and equipment, net were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Land	$14.1	$16.5
Buildings and improvements	35.8	39.9
Machinery and equipment	421.3	370.8
Furniture, fixtures, software and office equipment	166.1	152.4
Leasehold improvements	95.3	86.5
Construction in progress	33.0	36.8
	765.6	702.9
Less: Accumulated depreciation	(512.7)	(454.0)
Property, plant and equipment, net	$252.9	$248.9

At June 30, 2012 and July 2, 2011, net included $14.6 million and $17.3 million in land and buildings, respectively, related to the Santa Rosa sale and leaseback transactions accounted for under the financing method. At June 30, 2012, property, plant and equipment, net included $6.8 million in land and buildings related to the Eningen site sale and leaseback transactions accounted for under the financing method. See “Note 18. Commitments and Contingencies” for more detail.

During fiscal 2012, 2011, and 2010, the Company recorded $69.2 million, $63.3 million, and $57.3 million, respectively, of depreciation expense.

During fiscal 2012 and 2011, the Company recorded a loss on disposal and impairment of long-lived assets of $1.2 million and $1.5 million , respectively. During fiscal 2010, the Company recorded a gain on disposal and impairment of long-lived assets of $2.0 million. See “Note 10. Loss (Gain) on Disposal and Impairment of Long-Lived Assets” for more detail.

Prepayments and Other Current Assets

The components of prepayments and other current assets were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Prepayments	$30.9	$33.4
Advances to contract manufacturers	18.4	13.2
Deferred income tax	2.3	2.0
Refundable income taxes	4.7	2.5
Other receivables	13.0	10.0
Other current assets	7.9	9.1
Total prepayments and other current assets	$77.2	$70.2

Other Current Liabilities

The components of other current liabilities were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Deferred compensation plan	$4.6	$5.7
Warranty accrual	8.1	7.9
VAT liabilities	2.7	3.2
Restructuring accrual	8.6	11.0
Deferred taxes	3.1	1.5
Other	10.8	11.7
Total other current liabilities	$37.9	$41.0

Other Non-Current Liabilities

The components of other non-current liabilities were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Pension accrual and post-employment benefits	$85.2	$81.3
Deferred taxes	4.7	8.6
Restructuring accrual	4.0	4.4
Financing obligation	35.4	33.2
Non-current income taxes payable	9.3	10.2
Asset retirement obligations	9.2	9.4
Long-term deferred revenue	16.1	22.1
Other	12.7	11.7
Total other non-current liabilities	$176.6	$180.9

Interest and other income (expense), net

The components of interest and other income (expense), net were as follows (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Interest income	$3.5	$3.9	$6.3
Foreign exchange gains (losses), net	0.3	(1.5)	(0.7)
Proceeds from Nortel class action settlement (1)	0.3	0.3	3.4
Proceeds from insurance claims(2)	9.4	—	—
Loss on repurchase of Convertible Notes	(0.7)	—	—
Gain on equity investments	—	—	2.0
Impairment of investments	(0.3)	(0.2)	(1.4)
Other income (expense), net	(1.3)	(0.3)	(1.4)
Total interest and other income (expense), net	$11.2	$2.2	$8.2

(1)   In February 2001, the Company received approximately 65.7 million shares (the “Nortel Shares”) of Nortel Networks Corporation (“Nortel”) common stock in connection with the sale of its Zurich, Switzerland subsidiary to Nortel.  Beginning in February 2001 Nortel has been involved with two class action lawsuits on behalf of persons who purchased Nortel common stock during the class period.  The Company began selling the Nortel Shares in 2001 and had sold all of its holdings by July 2005.

In December 2007, the Company was notified by the settlement administrator that its Proof of Claim and Release submitted in relation to the case had been accepted.  The initial distribution of cash and common shares to participants in the settlement was approved in March and April of 2008. The Company continues to periodically receive payments related to the settlement, including approximately $0.3 million in cash during the first quarter of fiscal 2012, approximately $0.3 million in cash during the fourth quarter of fiscal 2011 and approximately $3.4 million in cash during the third quarter of fiscal 2010.

(2)   During the three months ended December 31, 2011, one of Company’s primary CCOP segment manufacturing partners, Fabrinet, experienced significant flooding which resulted in suspension of operations for a portion of the quarter. As a result, the Company filed an insurance claim for business interruption and miscellaneous property losses related to the event. During the fourth quarter of fiscal 2012, the Company received $10.5 million net of deductibles from the insurance company of which $9.4 million was recorded in Interest and other income (expense), net.